COMMITMENTS AND CONTINGENCIES - Defined Benefit Pension Plans (Details) $ in Thousands		12 Months Ended
	Aug. 26, 2020	Dec. 31, 2024 USD ($) yr	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)
Other Commitments [Line Items]
Percentage of ownership before transaction	29.50%
Long-term pension liability		$ 0	$ 1,960
Net gain (loss) on long-term pension liability adjustment		$ 253	$ 592	$ (897)
Qualification age defined benefit plan, maximum | yr		60
Disposed of by sale | Non-US subsidiaries
Other Commitments [Line Items]
Percentage of ownership before transaction		100.00%